Matthews Asia Innovators Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 89.7%

	Shares	Value
CHINA/HONG KONG: 69.3%
Alibaba Group Holding, Ltd.[b]	1,025,400	$24,846,490
Tencent Holdings, Ltd.	407,700	20,151,638
TAL Education Group ADR[b]	344,800	18,364,048
AIA Group, Ltd.	1,777,000	15,912,397
Bilibili, Inc. ADR[b]	598,351	14,013,380
Wuxi Biologics Cayman, Inc.[b,c,d]	1,041,000	12,997,814
Jiangsu Hengrui Medicine Co., Ltd. A Shares	937,796	12,036,005
Sun Art Retail Group, Ltd.	7,032,000	10,345,008
Meituan Dianping Class Bb,d	846,600	10,092,527
Wuliangye Yibin Co., Ltd. A Shares	609,578	9,804,138
Silergy Corp.	301,000	9,763,147
Huazhu Group, Ltd. ADR	319,080	9,167,168
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	195,952	7,127,913
Haidilao International Holding, Ltd.[c,d]	1,827,000	7,044,506
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	1,036,875	6,945,054
Li Ning Co., Ltd.	2,423,000	6,725,737
China International Travel Service Corp., Ltd. A Shares	713,872	6,685,124
InnoCare Pharma, Ltd.[b,c,d]	4,463,000	6,551,087
Kingdee International Software Group Co., Ltd.	4,948,000	6,508,319
Alphamab Oncology[b,c,d]	3,109,000	6,156,342
Proya Cosmetics Co., Ltd. A Shares	353,938	5,685,960
Innovent Biologics, Inc.[b,c,d]	1,292,000	5,391,073
Midea Group Co., Ltd. A Shares	777,119	5,257,990
Venus MedTech Hangzhou, Inc. H Shares[b,c,d]	744,000	4,334,837

Total China/Hong Kong		241,907,702

INDIA: 9.4%
HDFC Bank, Ltd.	1,274,477	14,524,121
Housing Development Finance Corp., Ltd.	304,492	6,572,261
Kotak Mahindra Bank, Ltd.	360,183	6,147,897
Info Edge India, Ltd.	205,266	5,530,138

Total India		32,774,417

SOUTH KOREA: 4.7%
Orion Corp.	92,653	8,753,816
LG Household & Health Care, Ltd.	8,329	7,629,263

Total South Korea		16,383,079

SINGAPORE: 4.3%
Sea, Ltd. ADR[b]	340,800	15,100,848

Total Singapore		15,100,848

INDONESIA: 1.3%
PT Bank Rakyat Indonesia Persero	23,655,100	4,338,469

Total Indonesia		4,338,469

	Shares	Value
VIETNAM: 0.7%
Mobile World Investment Corp.	983,293	$2,430,967
Phu Nhuan Jewelry JSC	3	6

Total Vietnam		2,430,973

TOTAL COMMON EQUITIES		312,935,488

(Cost $268,266,864)

PREFERRED EQUITIES: 5.2%
SOUTH KOREA: 5.2%
Samsung Electronics Co., Ltd., Pfd.	559,151	18,221,411

Total South Korea		18,221,411

TOTAL PREFERRED EQUITIES		18,221,411

(Cost $18,850,749)

TOTAL INVESTMENTS: 94.9%		331,156,899
(Cost $287,117,613)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.1%		17,730,856

NET ASSETS: 100.0%		$348,887,755

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $42,475,659, which is 12.17% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS